Commitment and Contingencies	6 Months Ended
Jun. 30, 2026
Commitment and Contingencies [Abstract]
COMMITMENT AND CONTINGENCIES	16. COMMITMENT AND CONTINGENCIES The Group does not have any material commitments and contingencies as of June 30, 2026.